Provisions - Reconciliation of Changes in Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Reconciliation of changes in other provisions [abstract]
Total, beginning of period	$ 1,905	$ 2,041	$ 1,564
Arising (released) during the year	470	284	676
Released (used) during the year	0	(373)	(32)
Released (unused) during the year	(411)	(47)	167
Total, end of period	1,964	1,905	2,041
Current	90	0	352		$ 32
Non current	1,874	1,905	1,689	[1]	$ 1,532
Other provisions
Reconciliation of changes in other provisions [abstract]
Total, beginning of period	842	1,051	660
Arising (released) during the year	378	190	590
Released (used) during the year		(352)	(32)
Released (unused) during the year	(411)	(47)	167
Total, end of period	809	842	1,051
Post- employment benefits
Reconciliation of changes in other provisions [abstract]
Total, beginning of period	1,063	990	904
Arising (released) during the year	92	94	86
Released (used) during the year	0	(21)	0
Released (unused) during the year	0	0	0
Total, end of period	$ 1,155	$ 1,063	$ 990

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.